[K&LNG Letterhead]
October 28, 2005 Via Edgar and Fed Ex	Shoshannah D. Katz 310.552.5540 Fax: 310.552.5001 skatz@klng.com

Office of Emerging Growth Companies
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0303
Attn: John Reynolds

Re:	Rokwader, Inc.
Amendment No. 2 to Registration Statement on Form SB-2
File Number: 333-125314
Filed September 28, 2005

Dear Mr. Reynolds:

On behalf of Rokwader, Inc. (the “Company”), we hereby transmit for filing Amendment No. 3 to the Form SB-2 filed May 27, 2005 (“Amendment No. 3”). We are also forwarding to you via Fed Ex courtesy copies of this letter and Amendment No. 3, marked to show changes and additions from Amendment No. 2 to the Form SB-2, filed September 28, 2005 (“Amendment No. 2”). We have been advised that changes in Amendment No. 3 from Amendment No. 2, as submitted herewith in electronic format, have been tagged.

Per my telephone conversation with Mr. William Bennett of the Securities and Exchange Commission on October 26, 2005, it is my understanding that the Commission had no further comments in respect of the above-referenced filing. The changes in Amendment No. 3 are solely to provide missing dates and interest rate information, to file Exhibit 5.1, and to update the Exhibit Index. The Company has advised us that it is concurrently transmitting a request for acceleration of effectiveness of the Registration Statement on Form SB-2 pursuant to Rule 461 of the Securities Act of 1933, as amended.

If you have any questions or further comments, please do not hesitate to contact the undersigned or Mark A. Klein at (310) 552-5000 or via fax at (310) 552-5001 with any questions.

Sincerely,

/s/ Shoshannah D. Katz

Shoshannah D. Katz

cc:	Yale Farar, Rokwader, Inc.
William Bennett, SEC (via fax)